Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Property, plant and equipment

6. Property, plant and equipment

Cost

	Oil and gas assets	Facilities	Corporate assets	Total
Balance at January 1, 2017	$6,229	$4,248	$171	$10,648
Capital expenditures	56	83	2	141
Joint venture, carried capital	50	—	—	50
Acquisitions	5	1	—	6
Dispositions	(61)	(15)	—	(76)
Transfers to asset held for sale	(100)	(25)	—	(125)
Net decommissioning dispositions (1)	(7)	—	—	(7)
SR&ED credits (note 11)	(1)	—	—	(1)

Balance at December 31, 2017	$6,171	$4,292	$173	$10,636
Capital expenditures	97	70	1	168
Acquisitions	1	—	—	1
Dispositions	(8)	(2)	—	(10)
Net decommissioning dispositions (1)	(19)	—	—	(19)

Balance at December 31, 2018	$6,242	$4,360	$174	$10,776

(1)	Includes additions from drilling activity, facility capital spending and disposals from net property dispositions.

Accumulated depletion, depreciation and impairment

	Oil and gas Assets	Facilities	Corporate assets	Total
Balance at January 1, 2017	$5,794	$1,764	$108	$7,666
Depletion and depreciation	201	74	14	289
Impairments	12	3	—	15
Transfers to asset held for sale	(73)	(18)	—	(91)
Dispositions	(50)	(12)	—	(62)

Balance at December 31, 2017	$5,884	$1,811	$122	$7,817
Depletion and depreciation	188	86	14	288
Impairments	86	21	—	107
Dispositions	(8)	(2)	—	(10)

Balance at December 31, 2018	$6,150	$1,916	$136	$8,202

Net book value

	As at December 31
	2018	2017
Total	$2,574	$2,819

In 2018, the Company continued to focus its asset base and completed asset dispositions which led to gains on dispositions of $3 million (2017 – $74 million).

At December 31, 2018, the Company completed an assessment to determine if indicators of impairment or an impairment reversal were present. As a result of the Company’s net asset value being higher than its market capitalization the Company concluded that an impairment indicator was present resulting in impairment tests being completed across all its CGUs (Cardium, Peace River, Viking and Legacy). The Company followed the value-in use method for its Cardium and Peace River CGUs and the fair value less cost to sell method for its Viking and Legacy CGUs.

Under the value-in-use tests, the recoverable amounts were calculated using proved plus probable reserves. For the Cardium CGU test, incremental development drilling locations were included in the calculation and supported by contingent resource studies. No impairment was noted within the Cardium impairment test. Within the Peace River impairment test, incremental development drilling locations, were included in the calculation based on management’s internal estimates considering well performance and recent type curve assumptions. Upon completion of the test, the Company recorded a $79 million impairment in the Peace River CGU. The impairment was largely due to the Company scaling back near-term development in the area in response to the commodity price environment, specifically heavy oil differentials. At December 31, 2018, for the Peace River CGU a one percent change in the discount rate would result in a $19 million pre-tax impairment expense or recovery and a five percent change in the forecast cash flows would result in $25 million pre-tax impairment expense or recovery. The estimated recoverable amounts in the value-in-use calculation were based on after-tax discount rates ranging from 9.5 to 13 percent based on an average weighted average cost of capital of comparable oil and gas companies with comparable assets.

For the Viking and Legacy tests, which were performed under the fair value less costs of disposal methodology, the recoverable amounts were calculated using proved plus probable reserves. In the Viking CGU, no impairment was noted as a result of completing the test. In the Legacy CGU, the Company noted an $18 million impairment as a result of the Company’s decision to voluntarily shut-in several uneconomic properties mainly due to lower forecasted natural gas prices. At December 31, 2018, for the Legacy CGU a one percent change in the discount rate or a five percent change in the forecast cash flows would result in $1 million pre-tax impairment expense or recovery. The estimated recoverable amounts in the calculation were based on pre-tax discount rates ranging from 10 to 15 percent based on an average weighted average cost of capital of comparable oil and gas companies with comparable assets. The fair value less costs of disposal values used to determine the recoverable amounts of the Company’s CGUs are classified as Level 3 fair value measures as certain key assumptions are not based on observable market data but rather management’s best estimates.

Additionally, the following table outlines benchmark prices and assumptions the Company used in completing the impairment tests as at December 31, 2018:

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate
2019	$63.00	$1.95	$0.77	0%
2020	67.00	2.44	0.80	2%
2021	70.00	3.00	0.80	2%
2022	71.40	3.21	0.80	2%
2023	72.83	3.30	0.80	2%
2024 – 2029	$78.10	$3.63	$0.80	2%
Thereafter (inflation percentage)	2%	2%	—	2%

Impairments have been recorded as Depletion, depreciation, impairment and accretion expense on the consolidated Statements of Income (Loss).